SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information	Supplemental cash flow information was as follows:

Years Ended December 31,	2017	2016	2015
Interest paid	$5,773	$3,362	$4,993
Income taxes net of refunds	$48,056	$99,006	$103,261